RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Allowance for Credit Losses for Trade Receivables (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Trade receivables, allowances for credit losses at beginning of period	$ (19,493)
Additional provisions in the period	(4,430)
Balance sheet write-offs	872
Recoveries of amounts previously reserved	3,041
Balance sheet reclassifications	12
Foreign exchange impact	(1,315)
Trade receivables, allowances for credit losses at end of period	$ (21,313)